united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY   11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

PSI STRATEGIC GROWTH FUND

SEMI-ANNUAL REPORT

December 31, 2021

1-888-9-BUYPSI

(1-888-928-9774)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

PSI Strategic Growth Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmarks:

	Six Months	One Year	Five Year	Ten Year
PSI Strategic Growth Fund - Class A	6.20%	18.55%	11.37%	7.06%
PSI Strategic Growth Fund - Class A with load	0.07%	11.70%	10.07%	6.43%
S&P 500 Total Return Index **	11.67%	28.71%	18.47%	16.55%
BarclayHedge Equity Long/Short Index ***	1.10%	10.12%	6.14%	5.77%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s October 28, 2021 prospectus, the total annual operating expense before waivers for the Fund’s Class A shares is 2.96%. The maximum sales load imposed on purchases is 5.75%, while the maximum deferred sales load is 1.00%. For performance information current to the most recent month-end, please call 1-888-928-9774.

**	The S&P 500 Total Return Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks representing all major industries. Investors cannot invest directly in an index.

***	The BarclayHedge Equity Long/Short Index is an index of hedge funds which use a directional strategy that involves equity-oriented investing on both the long and short sides of the market. The objective is not to be market neutral. Managers have the ability to shift from value to growth, from small to medium to large capitalization stocks, and from a net long position to a net short position. Managers may use futures and options to hedge. The focus may be regional or sector specific. Investors cannot invest directly in an index.

Portfolio Composition as of December 31, 2021:

% of Net Assets
Exchange Traded Funds	70.5%
Other Assets Less Liabilities, Net	29.5%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

PSI STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS – 70.5%
	EQUITY - 70.5%
55,815	Direxion Daily S&P 500 Bull 3X	$8,004,428
36,715	ProShares Ultra S&P 500	5,373,975
12,145	Vanguard S&P 500 ETF	5,302,143
	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,878,358)	18,680,546

	TOTAL INVESTMENTS - 70.5% (Cost $18,878,358)	$18,680,546
	OTHER ASSETS IN EXCESS OF LIABILITIES- 29.5%	7,830,825
	NET ASSETS - 100.0%	$26,511,371

ETF	- Exchange-Traded Fund

See accompanying notes to financial statements.

PSI STRATEGIC GROWTH FUND
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31 2021

ASSETS
Investment securities:
At cost	$18,878,358
At value	$18,680,546
Cash and Cash Equivalents	9,062,287
Receivable for securities sold	17,713,378
Receivable for Fund shares sold	338
Dividends and interest receivable	495
Prepaid expenses and other assets	13,871
TOTAL ASSETS	45,470,915

LIABILITIES
Payable for securities purchased	18,878,358
Payable for Fund shares redeemed	549
Investment advisory fees payable	13,556
Payable to related parties	40,537
Distribution (12b-1) fees payable	5,434
Accrued expenses and other liabilities	21,110
TOTAL LIABILITIES	18,959,544
NET ASSETS	$26,511,371

Net Assets Consist Of:
Paid in capital
($0 par value, unlimited shares authorized)	$26,720,715
Accumulated losses	(209,344)
NET ASSETS	$26,511,371

Net Asset Value Per Share:
Class A Shares:
Net Assets	$26,511,371
Shares of beneficial interest outstanding	2,377,756
Net asset value (Net assets ÷ Shares outstanding) and redemption price per share	$11.15
Maximum offering price per share (maximum sales charges of 5.75%)	$11.83

See accompanying notes to financial statements.

PSI STRATEGIC GROWTH FUND
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2021

INVESTMENT INCOME
Dividends	$46,579
Interest	137
TOTAL INVESTMENT INCOME	46,716

EXPENSES
Investment advisory fees	123,629
Distribution (12b-1) fees	30,907
Administrative services fees	27,770
Shareholder service fees	18,728
Transfer agent fees	14,238
Registration fees	12,936
Accounting services fees	12,655
Audit fees	10,244
Compliance officer fees	8,168
Legal fees	7,508
Trustees’ fees	7,272
Printing expenses	2,528
Custodian fees	2,392
Other expenses	2,724
TOTAL EXPENSES	281,699
Less: Fees waived/reimbursed by Advisor	(46,580)
NET EXPENSES	235,119

NET INVESTMENT LOSS	(188,403)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	2,139,450
Net change in unrealized appreciation (depreciation) of:
Investments	(484,035)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,655,415
NET INCREASE IN NET ASSETS	$1,467,012

See accompanying notes to financial statements.

PSI STRATEGIC GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(188,403)	$(282,446)
Net realized gain from security transactions	2,139,450	10,763,068
Distributions of realized gains by underlying investment companies	—	3,896
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(484,035)	(1,114,956)
Net increase in net operations	1,467,012	9,369,562

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(6,722,084)	(1,015,977)
Net decrease in net assets from distributions to shareholders	(6,722,084)	(1,015,977)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,622,519	1,489,029
Net asset value of shares issued in reinvestment of distributions	6,713,657	1,015,808
Payments for shares redeemed	(1,883,445)	(7,805,499)
Net increase (decrease) in net assets from shares of beneficial interest	9,452,731	(5,300,662)

TOTAL INCREASE IN NET ASSETS	4,197,659	3,052,923

NET ASSETS
Beginning of Period	22,313,712	19,260,789
End of Period	$26,511,371	$22,313,712

SHARE ACTIVITY
Class A:
Shares Sold	321,629	119,643
Shares Reinvested	597,300	81,071
Shares Redeemed	(132,460)	(653,808)
Net increase (decrease) in shares of beneficial interest outstanding	786,469	(453,094)

See accompanying notes to financial statements.

PSI STRATEGIC GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A Shares	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of period	$14.02		$9.42	$10.40	$9.42	$10.49	$9.43
Activity from investment operations:
Net investment loss (1)	(0.11)		(0.16)	(0.06)	(0.03)	(0.13)	(0.12)
Net realized and unrealized gain (loss) on investments	1.01		5.35	(0.31)	1.01	(0.83)	1.25
Total from investment operations	0.90		5.19	(0.37)	0.98	(0.96)	1.13
Paid-in-Capital from redemption fees	—		—	—	—	0.00 (2)	0.00 (2)

Less distributions from:
Net investment income	—		—	—	—	0.00 (2)	—
Net realized gains	(3.77)		(0.59)	(0.61)	—	(0.11)	(0.07)
Return of capital	—		—	0.00 (2)	—	—	—
Total distributions	(3.77)		(0.59)	(0.61)	—	(0.11)	(0.07)
Net asset value, end of period	$11.15		$14.02	$9.42	$10.40	$9.42	$10.49
Total return (3)	6.20	% (5)	55.78%	(4.05)%	10.40%	(9.33)%	12.03%
Net assets, end of period (000’s)	$26,511		$22,314	$19,261	$21,289	$19,164	$20,983

Ratio of gross expenses to average net assets (4)	2.28	% (6)	2.39%	2.32%	2.28%	2.20%	2.21%
Ratio of net expenses to average net assets (4)	1.90	% (6)	1.90%	1.90%	1.90%	1.90%	1.90%
Ratio of net investment loss to average net assets (4)	(1.52	)% (6)	(1.30)%	(0.59)%	(0.35)%	(1.12)%	(1.24)%
Portfolio Turnover Rate	1925	% (5)	4205%	3662%	5155%	6067%	5910%

(1)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

PSI STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2021

1.	ORGANIZATION

The PSI Strategic Growth Fund (“SGF”) (the “Fund”) is a series of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. SGF is a diversified fund. SGF primarily seeks long-term capital appreciation and secondarily, capital preservation.

The Fund currently offers Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class A shares are also subject to a maximum deferred sales charge of 1.00% on purchases of $1 million or more if redeemed within 18 months of purchase. Prior to June 5, 2018, the Fund was subject to a redemption fee of 2.00% of the amount redeemed if sold within 30 days of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over -the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (“the Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

When market quotations are not readily available or are determined to be unreliable, the Fund may value securities at their fair value as determined in good faith by a Fair Value committee as described below and in accordance with the Trust’s fair value procedures. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The fair value procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

PSI STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2021

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the applicable Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (“underlying fund”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying fund. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. Investments in closed-end investment companies are valued at their last sales price. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

PSI STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021 for the Fund’s investments measured at fair value:

PSI Strategic Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,680,546	$—	$—	$18,680,546
Total	$18,680,546	$—	$—	$18,680,546

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investment for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends that represent long term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – It is the Fund’s policy to qualify as regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2019 through 2021, or expected to be taken in the Fund’s June 30, 2022 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, state of Ohio, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Fund did not incur any interest or penalties.

PSI STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2021

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. These instruments are classified as cash and cash equivalents. As of December 21, 2021, SGF did not hold any funds in an overnight sweep account with US Bank.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
PSI Strategic Growth Fund	$395,650,178	$400,961,983

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Portfolio Strategies, Inc. serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of SGF.

During the six months ended December 31, 2021, the advisory fees accrued for the Fund were as follows:

Fund	Advisory Fees
PSI Strategic Growth Fund	$123,629

Pursuant to an operating expenses limitation agreement (“Waiver Agreement”), the Adviser has contractually agreed, at least until October 31, 2022 to waive a portion of its advisory fees and if necessary, reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes or extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)), not incurred in the ordinary course of the Fund’s business) do not exceed 1.90% per annum for the SGF.

PSI STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2021

During the six months ended December 31, 2021, the Advisor waived fees for the Fund as follows:

Fund	Waiver
PSI Strategic Growth Fund	$46,580

Any waiver or reimbursement by the Adviser is subject to repayment by a Fund within the three years from the date the Adviser waived any payment or reimbursed any expense, if the Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver or the current expense limitation and the repayment is approved by the Board.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions as of June 30, 2021 will expire on June 30 of the following years:

Fund	June 30, 2022	June 30, 2023	June 30, 2024
PSI Strategic Growth Fund	$79,077	$86,478	$105,746

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for Class A shares. The Plan provides that a monthly service fee is calculated by SGF at an annual rate of up to 0.40% of its average daily net assets, however, the Board has approved a current rate of 0.25% of net assets. Pursuant to the Plan, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended December 31, 2021, SGF was charged $30,907 pursuant to the Plan.

The Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended December 31, 2021, the Distributor received $719 for SGF in underwriting commissions for sales of Class A shares, of which $94 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

PSI STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2021

5.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

SGF currently seeks to achieve its investment objective by investing a portion of its assets in Direxion Daily S&P 500 Bull 3X. The Fund is a registered open-end investment companies incorporated in the USA. The Fund may redeem its investment from the fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the above listed open-end investment company. The annual reports of the open-end investment company, along with the report of the independent registered public accounting firm are included in the company’s N-CSR available at www.sec.gov. As of December 31, 2021, SGF invested approximately 30.2% of its net assets in Direxion Daily S&P 500 Bull 3X.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of December 31, 2021, National Financial Services LLC. held 36.61% of the voting securities of SGF and E*TRADE Savings Bank held 41.71% of the voting securities of SGF. The Trust has no knowledge as to whether all or any portion of shares owned of record by National Financial Services LLC and E*TRADE Savings Bank are also owned beneficially and, therefore, may be deemed to control the applicable Fund.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At December 31, 2021, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Depreciation
PSI Strategic Growth Fund	$18,878,358	$—	$(197,812)	$(197,812)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the years ended June 30, 2021 and June 30, 2020 was as follows:

	For the year ended June 30, 2021
	Ordinary
	Income	Total
PSI Strategic Growth Fund	$1,015,977	$1,015,977

	For the year ended June 30, 2020
	Ordinary	Long-Term	Return
	Income	Capital Gains	of Capital	Total
PSI Strategic Growth Fund	$1,488,523	$—	$368	$1,488,891

As of June 30, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	and	Carry	Appreciation/	Accumulated
	Income	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
PSI Strategic Growth Fund	$4,971,216	$—	$—	$74,512	$5,045,728

PSI STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2021

The difference between book basis and tax basis undistributed net investment income/(loss), unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies.

At June 30, 2021, the Fund had a capital loss carry forwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
PSI Strategic Growth Fund	$—	$—	$—	$1,251,872

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PSI STRATEGIC GROWTH FUND

EXPENSE EXAMPLES (Unaudited)

December 31, 2021

As a shareholder of the PSI Strategic Growth Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (loads) on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 through December 31, 2021.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
Actual	Account Value	Account Value	During Period*	During Period**
	7/1/21	12/31/21	7/1/21 – 12/31/21	7/1/21 – 12/31/21
PSI Strategic Growth Fund	$1,000.00	$1,062.00	$ 9.88	1.90%

Hypothetical	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	7/1/21	12/31/21	7/1/21 – 12/31/21	7/1/21 – 12/31/21
PSI Strategic Growth Fund	$1,000.00	$1,015.63	$9.65	1.90%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Portfolio Strategies, Inc.

621 Pacific Avenue, Suite 15

Tacoma, WA 98402

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/24/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/24/22

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 2/24/22